FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Recurring Fair Value Assets Liabilities [Abstract]
Schedule Of Recurring Fair Value Measures
RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Fair value at December 31, 2015
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$619	$	―	$	―	$	―	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		47		44		―		―	91
Municipal bonds		―		156		―		―	156
Other securities		―		182		―		―	182
Total debt securities		47		382		―		―	429
Total nuclear decommissioning trusts(2)		666		382		―		―	1,048
Interest rate and foreign exchange instruments		―		5		―		―	5
Commodity contracts not subject to rate recovery		22		16		―		(4)	34
Commodity contracts subject to rate recovery		―		1		72		28	101
Total		$688		$404		$72		$24	$1,188

Liabilities:
Interest rate and foreign exchange instruments	$	―		$171	$	―	$	―	$171
Commodity contracts not subject to rate recovery		5		3		―		(4)	4
Commodity contracts subject to rate recovery		―		68		53		(54)	67
Total		$5		$242		$53		$(58)	$242

	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$655	$	―	$	―	$	―	$655
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		62		47		―		―	109
Municipal bonds		―		129		―		―	129
Other securities		―		207		―		―	207
Total debt securities		62		383		―		―	445
Total nuclear decommissioning trusts(2)		717		383		―		―	1,100
Interest rate and foreign exchange instruments		―		48		―		―	48
Commodity contracts not subject to rate recovery		28		16		―		(11)	33
Commodity contracts subject to rate recovery		―		1		107		14	122
Total		$745		$448		$107		$3	$1,303

Liabilities:
Interest rate and foreign exchange instruments	$	―		$155	$	―	$	―	$155
Commodity contracts not subject to rate recovery		3		9		―		(4)	8
Commodity contracts subject to rate recovery		―		52		―		(36)	16
Total		$3		$216	$	―		$(40)	$179
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SDG&E
(Dollars in millions)
	Fair value at December 31, 2015
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$619	$	―	$	―	$	―	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		47		44		―		―	91
Municipal bonds		―		156		―		―	156
Other securities		―		182		―		―	182
Total debt securities		47		382		―		―	429
Total nuclear decommissioning trusts(2)		666		382		―		―	1,048
Commodity contracts not subject to rate recovery		―		―		―		1	1
Commodity contracts subject to rate recovery		―		―		72		27	99
Total		$666		$382		$72		$28	$1,148

Liabilities:
Interest rate instruments	$	―		$37	$	―	$	―	$37
Commodity contracts not subject to rate recovery		1		―		―		(1)	―
Commodity contracts subject to rate recovery		―		67		53		(54)	66
Total		$1		$104		$53		$(55)	$103

	Fair value at December 31, 2014
		Level 1		Level 2		Level 3		Netting(1)	Total
Assets:
Nuclear decommissioning trusts
Equity securities		$655	$	―	$	―	$	―	$655
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies		62		47		―		―	109
Municipal bonds		―		129		―		―	129
Other securities		―		207		―		―	207
Total debt securities		62		383		―		―	445
Total nuclear decommissioning trusts(2)		717		383		―		―	1,100
Commodity contracts subject to rate recovery		―		―		107		12	119
Total		$717		$383		$107		$12	$1,219

Liabilities:
Interest rate instruments	$	―		$47	$	―	$	―	$47
Commodity contracts not subject to rate recovery		1		―		―		(1)	―
Commodity contracts subject to rate recovery		―		51		―		(36)	15
Total		$1		$98	$	―		$(37)	$62
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
(2) Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SOCALGAS
(Dollars in millions)
	Fair value at December 31, 2015
		Level 1		Level 2		Level 3	Netting(1)		Total
Assets:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$1		$2
Total	$	―		$1	$	―	$1		$2
Liabilities:
Commodity contracts not subject to rate recovery		$1	$	―	$	―	$(1)	$	―
Commodity contracts subject to rate recovery		―		1		―	―		1
Total		$1		$1	$	―	$(1)		$1

	Fair value at December 31, 2014
		Level 1		Level 2		Level 3	Netting(1)		Total
Assets:
Commodity contracts subject to rate recovery	$	―		$1	$	―	$2		$3
Total	$	―		$1	$	―	$2		$3
Liabilities:
Commodity contracts not subject to rate recovery		$2	$	―	$	―	$(2)	$	―
Commodity contracts subject to rate recovery		―		1		―	―		1
Total		$2		$1	$	―	$(2)		$1
(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

Schedule Of Recurring Fair Value Assets Liabilities Unobservable Input Reconciliation [Abstract]
Schedule Of Recurring Fair Value Measures Level 3 Rollforward
LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Balance at January 1	$107	$99	$61
Realized and unrealized (losses) gains	(134)	15	11
Allocated transmission instruments	12	19	51
Settlements	34	(26)	(24)
Balance at December 31	$19	$107	$99
Change in unrealized (losses) gains relating to
instruments still held at December 31	$(27)	$8	$11

Schedule Of Fair Value Of Financial Instruments [Abstract]
Schedule Of Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2015
	Carrying	Fair Value
	amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Noncurrent due from unconsolidated affiliates(1)	$175	$	―	$97		$69	$166
Total long-term debt(2)(3)	13,761		―	13,985		648	14,633
Preferred stock of subsidiary	20		―	23		―	23
SDG&E:
Total long-term debt(3)(4)	$4,304	$	―	$4,355		$315	$4,670
SoCalGas:
Total long-term debt(5)	$2,513	$	―	$2,621	$	―	$2,621
Preferred stock	22		―	25		―	25

	December 31, 2014
	Carrying	Fair Value
	amount	Level 1		Level 2	Level 3		Total
Sempra Energy Consolidated:
Noncurrent due from unconsolidated affiliates(1)	$184	$	―	$132		$38	$170
Total long-term debt(2)(3)	12,347		―	12,782		917	13,699
Preferred stock of subsidiary	20		―	23		―	23
SDG&E:
Total long-term debt(3)(4)	$4,461	$	―	$4,563		$425	$4,988
SoCalGas:
Total long-term debt(5)	$1,913	$	―	$2,124	$	―	$2,124
Preferred stock	22		―	25		―	25
(1)	Excluding accumulated interest outstanding of $11 million and $4 million at December 31, 2015 and 2014, respectively.
(2)	Before reductions for unamortized discount (net of premium) and debt issuance costs of $107 million and $102 million at December 31, 2015 and 2014, respectively, and excluding build-to-suit and capital leases of $387 million and $310 million at December 31, 2015 and 2014, respectively. We discuss our long-term debt in Note 5.
(3)	Level 3 instruments include $315 million and $325 million at December 31, 2015 and 2014, respectively, related to Otay Mesa VIE.
(4)	Before reductions for unamortized discount and debt issuance costs of $43 million and $47 million at December 31, 2015 and 2014, respectively, and excluding capital leases of $244 million and $234 million at December 31, 2015 and 2014, respectively.
(5)	Before reductions for unamortized discount and debt issuance costs of $24 million and $23 million at December 31, 2015 and 2014, respectively, and excluding capital leases of $1 million at both December 31, 2015 and 2014.

Schedule Of Cash Collateral Not Offset With Derivative Instruments [Abstract]
Schedule Of Fair Value of Cash Collateral Receivables Not Offset on the Consolidated Balance Sheets
	December 31,
(Dollars in millions)	2015	2014
Sempra Energy Consolidated	$30	$14
SDG&E	28	12
SoCalGas	1	2

Schedule Of Non Recurring Fair Value Measures [Abstract]
Schedule Of Non Recurring Fair Value Measures
NON-RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Estimated		Fair	% of	Inputs used to
	fair		value	Fair value	develop	Range of
	value	Valuation technique	hierarchy	measurement	measurement	inputs
Investment in
Energía Sierra Juárez	$26 (1)	Market approach	Level 2	100%	Equity sale offer price	100%
(1)	At measurement date of July 16, 2014. At December 31, 2015, our investment in Energía Sierra Juárez had a carrying value of $30 million, reflecting subsequent equity method activity to record distributions and earnings.